Consolidated statements of changes in equity - USD ($)	Capital stock, net of treasury shares [member] Sociedad Minera Cerro Verde S.A.A.	Capital stock, net of treasury shares [member]	Investment Share [Member]	Other capital contributions Sociedad Minera Cerro Verde S.A.A.	Additional Paid-in Capital [Member]	Legal reserve [member]	Other reserves of equity [member]	Share in ORI of associates integral de asociadas [member]	Retained Earnings [Member] Sociedad Minera Cerro Verde S.A.A.	Retained Earnings [Member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Miscellaneous other reserves [member] Sociedad Minera Cerro Verde S.A.A.	Sociedad Minera Cerro Verde S.A.A.	Total
Balance at Dec. 31, 2022	$ 990,659,000	$ 750,497,000	$ 791,000	$ 10,807,000	$ 218,450,000	$ 163,270,000	$ 31,897,000	$ 2,184,000	$ 5,451,829,000	$ 1,841,761,000	$ 3,008,850,000	$ 154,091,000	$ 198,132,000	$ 6,651,427,000	$ 3,162,941,000
Balance (in shares) at Dec. 31, 2022		253,715,190
Net Profit	0	$ 0	0	0	0	0	0	0	778,964,000	19,855,000	19,855,000	12,827,000	0	778,964,000	32,682,000
Other comprehensive income		0	0		0	0	0	(3,669,000)		0	(3,669,000)	(2,560,000)			(6,229,000)
Total comprehensive income		0	0		0	0	0	(3,669,000)		19,855,000	16,186,000	10,267,000			26,453,000
Dividends declared and paid, note 16(d)	0	0	0	0	0	0	0	0	(750,000,000)	(18,542,000)	(18,542,000)	(1,607,000)	0	(750,000,000)	(20,149,000)
Expired dividends, note 16(c)		0	0		0	102,000	0	0		0	102,000	0			102,000
Transfer and other changes in equity		0	0		0	0	0	1,389,000		(1,525,000)	(136,000)	0			(136,000)
Stock-based compensation	0			(17,000)					0				0	(17,000)
Balance at Dec. 31, 2023	990,659,000	$ 750,497,000	791,000	10,790,000	218,450,000	163,372,000	31,897,000	(96,000)	5,480,793,000	1,841,549,000	3,006,460,000	162,751,000	198,132,000	6,680,374,000	3,169,211,000
Balance (in shares) at Dec. 31, 2023		253,715,190
Net Profit	0	$ 0	0	0	0	0	0	0	953,177,000	402,689,000	402,689,000	13,574,000	0	953,177,000	416,263,000
Total comprehensive income		0	0		0	0	0	0		402,689,000	402,689,000	13,574,000			416,263,000
Dividends declared and paid, note 16(d)	0	0	0	0	0	0	0	0	(850,000,000)	(18,440,000)	(18,440,000)	(7,343,000)	0	(850,000,000)	(25,783,000)
Expired dividends, note 16(c)		0	0		0	167,000	0	0		0	167,000	30,000			197,000
Transfer and other changes in equity		0	0		0	0	0	0		0	(187,000)	0			(187,000)
Stock-based compensation	0			(66,000)					0				0	(66,000)
Balance at Dec. 31, 2024	990,659,000	$ 750,497,000	791,000	10,724,000	218,450,000	163,539,000	31,897,000	(96,000)	5,583,970,000	2,225,611,000	3,390,689,000	169,012,000	198,132,000	$ 6,783,485,000	3,559,701,000
Balance (in shares) at Dec. 31, 2024		253,715,190												350,056,012
Net Profit	0	$ 0	0	0	0	0	0	0	1,367,129,000	782,145,000	782,145,000	48,043,000	0	$ 1,367,129,000	830,188,000
Total comprehensive income		0	0		0	0	0	0		782,145,000	782,145,000	48,043,000			830,188,000
Dividends declared and paid, note 16(d)	0	0	0	0	0	0	0	0	(550,000,000)	(110,949,000)	(110,949,000)	(11,529,000)	0	(550,000,000)	(122,478,000)
Expired dividends, note 16(c)		0	0		0	5,000	0	0		0	5,000	0			5,000
Transfer and other changes in equity		0	0		0	0	0	0		0	0	49,000			49,000
Stock-based compensation	0			391,000					0				0	391,000
Balance at Dec. 31, 2025	$ 990,659,000	$ 750,497,000	$ 791,000	$ 11,115,000	$ 218,450,000	$ 163,544,000	$ 31,897,000	$ (96,000)	$ 6,401,099,000	$ 2,896,807,000	$ 4,061,890,000	$ 205,575,000	$ 198,132,000	$ 7,601,005,000	$ 4,267,465,000
Balance (in shares) at Dec. 31, 2025		253,715,190												350,056,012